EQUIPMENT	12 Months Ended
Sep. 30, 2019
EQUIPMENT
EQUIPMENT

6.EQUIPMENT

	Furniture and	Computer
	fixtures	equipment	Total

Cost
Balance, September 30, 2017	$154,318	$43,359	$197,677
Disposals	(154,318)	(43,359)	(197,677)
Balance, September 30, 2018 and 2019	$—	$—	$—

Accumulated Amortization
Balance, September 30, 2017	$70,539	$27,256	$97,795
Amortization expense	12,567	3,623	16,190
Disposals	(83,106)	(30,879)	(113,985)
Balance, September 30, 2018 and 2019	$—	$—	$—

Net Book Value
Balance, September 30, 2018	$—	$—	$—
Balance, September 30, 2019	$—	$—	$—

Amortization expense has been recorded in  “general and administrative expenses”  in the statement of loss and comprehensive loss (Note 19). In the year ended September 30, 2018, the Company disposed of all equipment for $nil proceeds due to office restructuring and recorded a loss on disposal of $83,692.